Rule 497(e)
                                                  File Nos. 333-171759 811-22519



                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                     FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
                      FIRST TRUST BRAZIL ALPHADEX(R) FUND
                      FIRST TRUST CANADA ALPHADEX(R) FUND
                       FIRST TRUST CHINA ALPHADEX(R) FUND
                      FIRST TRUST GERMANY ALPHADEX(R) FUND
                     FIRST TRUST HONG KONG ALPHADEX(R) FUND
                       FIRST TRUST JAPAN ALPHADEX(R) FUND
                    FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
                    FIRST TRUST SWITZERLAND ALPHADEX(R) FUND
                      FIRST TRUST TAIWAN ALPHADEX(R) FUND
                  FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND

                         SUPPLEMENT DATED MAY 15, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2015
                                      AND
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015


      1. First Trust Australia AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about July 14, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Australia Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Australia Index (the "Index"). The Fund will begin tracking the New Index on or about July 14, 2015. Although the methodology for selecting securities in the New Index will principally remain the same, the selection universe will change to the NASDAQ Australia Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Australia Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


      2. First Trust Brazil AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about July 14, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Brazil Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Brazil Index (the "Index"). The Fund will begin tracking the New Index on or about July 14, 2015. Although the methodology for selecting securities in the New Index will principally remain the same, the selection universe will change to the NASDAQ Brazil Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Brazil Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


      3. First Trust Canada AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about July 14, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Canada Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Canada Index (the "Index"). The Fund will begin tracking the New Index on or about July 14, 2015. Although the methodology for selecting securities in the New Index will principally remain the same, the selection universe will change to the NASDAQ Canada Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Canada Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


      4. First Trust China AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about July 14, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) China Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined China Index (the "Index"). The Fund will begin tracking the New Index on or about July 14, 2015. Although the methodology for selecting securities in the New Index will principally remain the same, the selection universe will change to the NASDAQ China Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ China Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


      5. First Trust Germany AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about July 14, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Germany Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Germany Index (the "Index"). The Fund will begin tracking the New Index on or about July 14, 2015. Although the methodology for selecting securities in the New Index will principally remain the same, the selection universe will change to the NASDAQ Germany Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Germany Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


      6. First Trust Hong Kong AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about July 14, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Hong Kong Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Hong Kong Index (the "Index"). The Fund will begin tracking the New Index on or about July 14, 2015. Although the methodology for selecting securities in the New Index will principally remain the same, the selection universe will change to the NASDAQ Hong Kong Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Hong Kong Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


      7. First Trust Japan AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about July 14, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Japan Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Japan Index (the "Index"). The Fund will begin tracking the New Index on or about July 14, 2015. Although the methodology for selecting securities in the New Index will principally remain the same, the selection universe will change to the NASDAQ Japan Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Japan Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


      8. First Trust South Korea AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about July 14, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) South Korea Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined South Korea Index (the "Index"). The Fund will begin tracking the New Index on or about July 14, 2015. Although the methodology for selecting securities in the New Index will principally remain the same, the selection universe will change to the NASDAQ South Korea Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ South Korea Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


      9. First Trust Switzerland AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about July 14, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Switzerland Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Switzerland Index (the "Index"). The Fund will begin tracking the New Index on or about July 14, 2015. Although the methodology for selecting securities in the New Index will principally remain the same, the selection universe will change to the NASDAQ Switzerland Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Switzerland Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


      10. First Trust Taiwan AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about July 14, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Taiwan Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Taiwan Index (the "Index"). The Fund will begin tracking the New Index on or about July 14, 2015. Although the methodology for selecting securities in the New Index will principally remain the same, the selection universe will change to the NASDAQ Taiwan Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ Taiwan Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


      11. First Trust United Kingdom AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, on or about July 14, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) United Kingdom Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined United Kingdom Index (the "Index"). The Fund will begin tracking the New Index on or about July 14, 2015. Although the methodology for selecting securities in the New Index will principally remain the same, the selection universe will change to the NASDAQ United Kingdom Index. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. ("NASDAQ") based on select securities from the NASDAQ United Kingdom Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE